Schedule H, 4(j) - Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, 4(j) - Schedule of Reportable Transactions
Stanley Black & Decker Retirement Account Plan

Schedule H, 4(j) - Schedule of Reportable Transactions
EIN 06-0548860
Plan Number - 009

Year ended December 31, 2025

Description of Asset	Number of Purchases	Number of Sales	Purchase Amount	Sales Amount	Cost of Asset	Current Value of Asset on Transaction Date	Net Gain on Sale

Category (i) - Single transaction in excess of 5% of plan assets.

None

Category (ii) - Series of transactions with the same person involving property other than securities and aggregating to more than 5% of plan assets.

None

Category (iii) - Series of transactions of the same issue in excess of 5% of plan assets.

None

Category (iv) - Single transaction with the same person in excess of 5% of plan assets.

None